SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Sep. 30, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
9.	SUBSEQUENT EVENTS

During the period commencing April 1, 2016 and ending on April 27, 2016, additional Series A and Series C Warrants have been exercised for an aggregate issuance of 2,699,725 shares of the Company’s Common Stock at an exercise price of $0.20 per share, resulting in gross proceeds to the Company of $539,945.  In addition, 1,400,000 Series A Warrants were exercised on a cashless basis, resulting in the issuance of 727,084 shares of the Company’s Common Stock. Also during this period additional Series D Warrants have been exercised for an aggregate issuance of 2,404,227 shares at an exercise price of $0.25 per shares, resulting in gross proceeds to the Company of $601,057. During April 2016, the remaining $100,000 of Notes and $8,622 of accrued interest were converted into 543,111 shares of the Company’s Common Stock.

15.	SUBSEQUENT EVENTS

During the period commencing October 1, 2015 and ending on December 10, 2015, an additional 255,000 of Convertible Notes and $12,470 of accrued interest have been converted for an aggregate issuance of 1,337,347 shares of the Company’s Common Stock.